CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares			2 Months Ended	6 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020	Jun. 30, 2021
Sale of Units, net of underwriting discounts (in shares)			4,125,000
Share dividend		718,750
Class A Common Stock Not Subject to Redemption
Sale of Units, net of underwriting discounts (in shares)				31,625,000
Class B Common Stock
Share dividend	0.1	0.1